Inventories and Supplies - Summary of Changes in Allowance for Inventory Obsolescence (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Inventories [Abstract]
Balance at beginning of the year	₱ 2,617	₱ 917
Provisions (Note 5)	907	1,941	₱ 511
Write-off and others	(1,032)	(241)
Balance at end of the year	₱ 2,492	₱ 2,617	₱ 917